Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Bridge Builder Trust
Entity Central Index Key	0001567101
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000126648 [Member]
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER CORE BOND FUND
Class Name	BRIDGE BUILDER CORE BOND FUND
Trading Symbol	BBTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Core Bond Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
Additional Information Phone Number	1‑855‑823‑3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Core Bond Fund	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 4.04% during the fiscal year ended June 30, 2026, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 3.79% for the same period.
Bond market returns were positive but uneven during the fiscal year, as investors navigated shifting expectations for economic growth, inflation, monetary and fiscal policy, and heightened geopolitical risk. Most taxable fixed-income sectors generated gains despite periodic bouts of volatility.
After cutting its target policy rate three times in 2025’s second half, the U.S. Federal Reserve remained on hold in the first half of 2026, as inflation proved somewhat persistent and economic activity remained resilient. While markets periodically anticipated additional policy easing, uncertainty surrounding the inflation outlook and labor market kept interest-rate expectations volatile.
U.S. Treasury performance lagged many spread sectors during the fiscal year as longer-term yields moved higher amid concerns about government borrowing needs, fiscal deficits, and the outlook for growth and inflation. The Treasury yield curve continued its normalization, with the previously inverted curve steepening over the period.
Credit-sensitive sectors, including investment-grade corporates, high-yield bonds, and emerging-markets debt, generally outperformed government bonds. Strong corporate fundamentals and continued demand for yield supported credit markets, although spreads temporarily widened during periods of heightened macroeconomic and geopolitical uncertainty.
Securitized sectors, including mortgage-backed and asset-backed securities, benefited from their attractive income characteristics and generally resilient consumer and corporate balance sheets. These sectors continued to offer compelling relative value compared with similarly rated government securities.
The U.S. dollar delivered mixed results against other currencies during the fiscal year. Dollar weakness relative to many emerging-markets currencies provided a tailwind for local-currency emerging-markets debt, while its strength against major developed-market currencies, including the euro and Japanese yen, weighed on unhedged developed-markets debt.
Contributors to the Fund’s outperformance included security selection within the corporate bond sector among industrial issuers, the Fund’s underweight allocation to U.S. Treasuries, and sector duration positioning.
Detractors from performance included security selection within the securitized sector, although this was largely offset by the Fund’s overweight allocation to the sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg U.S. Aggregate Bond Index, an index representing the overall United States investment-grade bond market.

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder Core Bond Fund	4.04%	0.53%	2.07%

Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 28,549,510,000
Holdings Count | Holding	5,391
Advisory Fees Paid, Amount	$ 25,843,000
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total net assets (000s)	$28,549,510

Number of portfolio holdings	5,391

Portfolio turnover rate	148%

Advisory fees paid (000s)	$25,843

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit Quality Allocation (% of Investments)**
*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the

NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Credit Quality Explanation [Text Block]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect theNRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
Credit Ratings Selection [Text Block]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”).
C000152649 [Member]
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER LARGE CAP GROWTH FUND
Class Name	BRIDGE BUILDER LARGE CAP GROWTH FUND
Trading Symbol	BBGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Large Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Reporting Period.
Additional Information Phone Number	1‑855‑823‑3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Large Cap Growth Fund	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 10.45% during the fiscal year ended June 30, 2026, underperforming its benchmark, the Russell 1000® Growth Index, which returned 17.71% during the same period.
The Fund’s underperformance was concentrated in the third quarter of 2025 and second quarter of 2026, with the majority occurring during the third quarter of 2025.
Both periods were characterized by exceptionally strong equity market returns, with the Index gaining 10.51% in the third quarter of 2025 and 16.74% in the second quarter of 2026. Market leadership during both quarters was heavily concentrated in companies tied to artificial intelligence-related themes.
The technology sector contributed approximately 75% of the Index’s total return in each period, while only two sectors outperformed the broader Index. This narrow market leadership favored a limited group of technology-related stocks and created a challenging environment for more diversified investment approaches.
As a result, the Fund’s broad exposure across sectors and investment themes lagged the highly concentrated, AI-driven leadership that dominated benchmark performance during those periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000® Index, an index representing the overall United States equity market, and to the Russell 1000® Growth Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years
Bridge Builder Large Cap Growth Fund	10.45%	8.37%	14.84%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Growth Index	17.71%	13.71%	18.58%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 30,253,989,000
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 52,114,000
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total net assets (000s)	$30,253,989

Number of portfolio holdings	221

Portfolio turnover rate	49%

Advisory fees paid (000s)	$52,114

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at www.bridgebuildermutualfunds.com/literature or by contacting us at 1‑855‑823‑3611.
As approved by the Trustees of the Bridge Builder Trust, Russell Investment Management, LLC (“RIM”) was added as a new sub‑adviser to an allocated portion of the Fund, and BlackRock Investment Management, LLC (“BlackRock”) was removed as a sub‑adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of RIM and the removal of BlackRock.

Material Fund Change Strategies [Text Block]	As a result, the Fund modified its principal investment strategies to reflect the addition of RIM and the removal of BlackRock.
Material Fund Change Adviser [Text Block]	As approved by the Trustees of the Bridge Builder Trust, Russell Investment Management, LLC (“RIM”) was added as a new sub‑adviser to an allocated portion of the Fund, and BlackRock Investment Management, LLC (“BlackRock”) was removed as a sub‑adviser to an allocated portion of the Fund.
Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at www.bridgebuildermutualfunds.com/literature or by contacting us at 1‑855‑823‑3611.

Updated Prospectus Phone Number	1‑855‑823‑3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
C000152650 [Member]
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER LARGE CAP VALUE FUND
Class Name	BRIDGE BUILDER LARGE CAP VALUE FUND
Trading Symbol	BBVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Large Cap Value Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1-855-823-3611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Reporting Period.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Large Cap Value Fund	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 18.56% during the fiscal year ended June 30, 2026, underperforming its benchmark, the Russell 1000® Value Index, which returned 27.09% during the same period.
The majority of the Fund’s underperformance relative to the Index occurred during the first half of the calendar year 2026.
During the first quarter of 2026, relative performance was negatively affected by the Fund’s overweight exposures to the financials and health care sectors, as well as stock selection within the technology sector. Within technology, investor preference shifted toward memory-related companies, while many semiconductor and software companies lagged. The Fund’s limited exposure to the narrow group of outperforming memory stocks detracted from relative results.
Performance challenges within the technology sector persisted during the second quarter of 2026. Technology stocks contributed approximately 70% of the Index’s total return during the quarter, driven largely by strength in memory-related companies. Micron Technology represented the Fund’s single largest relative detractor and accounted for approximately 80% of the Fund’s underperformance versus the Index during the quarter.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000®Index, an index representing the overall United States equity market, and to the Russell 1000® Value Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder Large Cap Value Fund	18.56%	10.43%	12.37%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Value Index	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 29,129,057,000
Holdings Count | Holding	568
Advisory Fees Paid, Amount	$ 52,496,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total net assets (000s)	$29,129,057

Number of portfolio holdings	568

Portfolio turnover rate	64%

Advisory fees paid (000s)	$52,496

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at www.bridgebuildermutualfunds.com/literature or by contacting us at 1‑855‑823‑3611.
As approved by the Trustees of the Bridge Builder Trust, Russell Investment Management, LLC (“RIM”) and Dodge & Cox were each added as new sub-advisers to an allocated portion of the Fund, and BlackRock Investment Management, LLC (“BlackRock”) and Artisan Partners Limited Partnership (“Artisan Partners”) were each removed as sub-advisers to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of RIM and Dodge & Cox and the removal of BlackRock and Artisan Partners.

Material Fund Change Strategies [Text Block]	As a result, the Fund modified its principal investment strategies to reflect the addition of RIM and Dodge & Cox and the removal of BlackRock and Artisan Partners.
Material Fund Change Adviser [Text Block]	As approved by the Trustees of the Bridge Builder Trust, Russell Investment Management, LLC (“RIM”) and Dodge & Cox were each added as new sub-advisers to an allocated portion of the Fund, and BlackRock Investment Management, LLC (“BlackRock”) and Artisan Partners Limited Partnership (“Artisan Partners”) were each removed as sub-advisers to an allocated portion of the Fund.
Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at www.bridgebuildermutualfunds.com/literature or by contacting us at 1‑855‑823‑3611.

Updated Prospectus Phone Number	1‑855‑823‑3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
C000152651 [Member]
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Class Name	BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Trading Symbol	BBGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1-855-823-3611.
Material Fund Change Notice [Text Block]	This report describes upcoming changes to the Fund and changes to the Fund that occurred during the Reporting Period.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Small/Mid Cap Growth Fund	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 20.58% during the fiscal year ended June 30, 2026, underperforming its benchmark, the Russell 2500® Growth Index, which returned 32.94% for the same period.
The largest drivers of relative underperformance came from individual stock exposure in aerospace & defense and electrical equipment, both of which were among the strongest performing industries.
Similarly, health care was also one of the industries where the Fund’s relative performance struggled due to an underweight in biotechnology, an overweight to health care equipment and supplies, and individual stock exposures in pharmaceuticals.
The Fund’s relative performance was further impaired by its intentional emphasis on higher-capitalization companies, including a larger allocation to mid-cap stocks, which underperformed small-cap stocks.
Contributing to relative returns was the overweight to consumer discretionary and individual stock exposure in information technology, specifically in electronic equipment instruments and components.
However, these contributors were not large enough to offset the negative detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000®Index, an index representing the overall United States equity market, and to the Russell 2500® Growth Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder Small/Mid Cap Growth Fund	20.58%	4.45%	12.03%

Russell 3000® Index	22.81%	12.30%	15.06%

Russell 2500® Growth Index	32.94%	4.98%	12.56%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 11,156,741,000
Holdings Count | Holding	1,551
Advisory Fees Paid, Amount	$ 30,336,000
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total net assets (000s)	$11,156,741

Number of portfolio holdings	1,551

Portfolio turnover rate	107%

Advisory fees paid (000s)	$30,336

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at www.bridgebuildermutualfunds.com/literature or by contacting us at 1‑855‑823‑3611.
As approved by the Trustees of the Bridge Builder Trust, Russell Investment Management, LLC (“RIM”) and Los Angeles Capital Management LLC (“LA Capital”) were each added as new sub‑advisers to an allocated portion of the Fund, and BlackRock Investment Management, LLC (“BlackRock”) and Champlain Investment Partners, LLC (“Champlain”) were each removed as sub‑advisers to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of RIM and LA Capital and the removal of BlackRock and Champlain.
Subsequent to June 30, 2026 the Trustees of the Bridge Builder Trust approved the following changes to the Fund: (i) a change in the Fund name to Bridge Builder Mid Cap Fund, (ii) changes to the Fund’s principal investment strategy whereby the Fund will now primarily invest in securities of mid-capitalization companies and no longer invest primarily in the securities of both small- and mid-capitalization companies or follow an investing style that favors growth investments, and (iii) a new 80% investment policy to invest in securities of mid-capitalization companies. These changes are expected to be completed by October 28, 2026. In connection with these changes, the Trustees of the Bridge Builder Trust also approved:(i) the addition of Boston Partners Global Investors, Inc., LSV Asset Management, and Vaughan Nelson Investment Management, L.P. as new sub-advisers to an allocated portion of the Fund; and (ii) the termination of each of Eagle Asset Management, Inc. and Federated MDTA LLC as sub-advisers to an allocated portion of the Fund, with such terminations becoming effective in late September or early October 2026.

Material Fund Change Name [Text Block]	Subsequent to June 30, 2026 the Trustees of the Bridge Builder Trust approved the following changes to the Fund: (i) a change in the Fund name to Bridge Builder Mid Cap Fund, (ii) changes to the Fund’s principal investment strategy whereby the Fund will now primarily invest in securities of mid-capitalization companies and no longer invest primarily in the securities of both small- and mid-capitalization companies or follow an investing style that favors growth investments, and (iii) a new 80% investment policy to invest in securities of mid-capitalization companies.
Material Fund Change Strategies [Text Block]	As a result, the Fund modified its principal investment strategies to reflect the addition of RIM and LA Capital and the removal of BlackRock and Champlain.Subsequent to June 30, 2026 the Trustees of the Bridge Builder Trust approved the following changes to the Fund: (i) a change in the Fund name to Bridge Builder Mid Cap Fund, (ii) changes to the Fund’s principal investment strategy whereby the Fund will now primarily invest in securities of mid-capitalization companies and no longer invest primarily in the securities of both small- and mid-capitalization companies or follow an investing style that favors growth investments, and (iii) a new 80% investment policy to invest in securities of mid-capitalization companies.
Material Fund Change Adviser [Text Block]	As approved by the Trustees of the Bridge Builder Trust, Russell Investment Management, LLC (“RIM”) and Los Angeles Capital Management LLC (“LA Capital”) were each added as new sub‑advisers to an allocated portion of the Fund, and BlackRock Investment Management, LLC (“BlackRock”) and Champlain Investment Partners, LLC (“Champlain”) were each removed as sub‑advisers to an allocated portion of the Fund.In connection with these changes, the Trustees of the Bridge Builder Trust also approved:(i) the addition of Boston Partners Global Investors, Inc., LSV Asset Management, and Vaughan Nelson Investment Management, L.P. as new sub-advisers to an allocated portion of the Fund; and (ii) the termination of each of Eagle Asset Management, Inc. and Federated MDTA LLC as sub-advisers to an allocated portion of the Fund, with such terminations becoming effective in late September or early October 2026.
Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at www.bridgebuildermutualfunds.com/literature or by contacting us at 1‑855‑823‑3611.

Updated Prospectus Phone Number	1‑855‑823‑3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
C000152652 [Member]
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Class Name	BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Trading Symbol	BBVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1-855-823-3611.
Material Fund Change Notice [Text Block]	This report describes upcoming changes to the Fund and changes to the Fund that occurred during the Reporting Period.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Small/Mid Cap Value Fund	$42	0.37%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 26.03% during the fiscal year ended June 30, 2026, underperforming its benchmark, the Russell 2500® Value Index, which returned 38.54% for the same period.
The largest driver of relative underperformance came from individual stock exposure in information technology and health care industries.
Additionally, an underweight to information technology industries such as communications equipment and hardware storage & peripherals also detracted from the Fund’s relative performance.
The Fund’s relative performance was further impaired by its intentional emphasis on higher-capitalization companies, including a larger allocation to mid-cap stocks, which underperformed small-cap stocks.
Contributing to relative returns was the underweight to real estate. However, this was not large enough to offset the negative detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000®Index, an index representing the overall United States equity market, and to the Russell 2500® Value Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years
Bridge Builder Small/Mid Cap Value Fund	26.03%	9.36%	10.88%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 2500® Value Index	38.54%	10.28%	11.28%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 10,437,356,000
Holdings Count | Holding	2,161
Advisory Fees Paid, Amount	$ 31,933,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total net assets (000s)	$10,437,356

Number of portfolio holdings	2,161

Portfolio turnover rate	56%

Advisory fees paid (000s)	$31,933

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at www.bridgebuildermutualfunds.com/literature or by contacting us at 1‑855‑823‑3611.
As approved by the Trustees of the Bridge Builder Trust, Russell Investment Management, LLC (“RIM”) was added as a new sub‑adviser to an allocated portion of the Fund and BlackRock Investment Management, LLC (“BlackRock”) was removed as a sub‑adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of RIM and the removal of BlackRock.
Subsequent to June 30, 2026 the Trustees of the Bridge Builder Trust approved the following changes to the Fund: (i) a change in the Fund name to Bridge Builder Small Cap Fund, (ii) changes to the Fund’s principal investment strategy whereby the Fund will now primarily invest in securities of small capitalization companies and no longer invest primarily in securities of both small- and mid-capitalization companies or follow an investing style that favors value investments, (iii) a new 80% investment policy to invest in small-capitalization companies. These changes are expected to be completed by October 28, 2026. In connection with these changes, the Trustees of the Bridge Builder Trust also approved; (i) the addition of Eagle Asset Management, Inc., Federated MDTA LLC, Pacific Investment Management Company LLC and Stephens Investment Management Group, LLC as new sub-advisers to an allocated portion of the Fund and (ii) the termination of each of Boston Partners Global Investors, Inc., LSV Asset Management, Vaughan Nelson Investment Management, L.P and Diamond Hill Capital Management Inc. as sub-advisers to an allocated portion of the Fund, with such terminations becoming effective in late September or early October 2026.

Material Fund Change Name [Text Block]	Subsequent to June 30, 2026 the Trustees of the Bridge Builder Trust approved the following changes to the Fund: (i) a change in the Fund name to Bridge Builder Small Cap Fund, (ii) changes to the Fund’s principal investment strategy whereby the Fund will now primarily invest in securities of small capitalization companies and no longer invest primarily in securities of both small- and mid-capitalization companies or follow an investing style that favors value investments, (iii) a new 80% investment policy to invest in small-capitalization companies.
Material Fund Change Strategies [Text Block]	As a result, the Fund modified its principal investment strategies to reflect the addition of RIM and the removal of BlackRock.Subsequent to June 30, 2026 the Trustees of the Bridge Builder Trust approved the following changes to the Fund: (i) a change in the Fund name to Bridge Builder Small Cap Fund, (ii) changes to the Fund’s principal investment strategy whereby the Fund will now primarily invest in securities of small capitalization companies and no longer invest primarily in securities of both small- and mid-capitalization companies or follow an investing style that favors value investments, (iii) a new 80% investment policy to invest in small-capitalization companies.
Material Fund Change Adviser [Text Block]	As approved by the Trustees of the Bridge Builder Trust, Russell Investment Management, LLC (“RIM”) was added as a new sub‑adviser to an allocated portion of the Fund and BlackRock Investment Management, LLC (“BlackRock”) was removed as a sub‑adviser to an allocated portion of the Fund.In connection with these changes, the Trustees of the Bridge Builder Trust also approved; (i) the addition of Eagle Asset Management, Inc., Federated MDTA LLC, Pacific Investment Management Company LLC and Stephens Investment Management Group, LLC as new sub-advisers to an allocated portion of the Fund and (ii) the termination of each of Boston Partners Global Investors, Inc., LSV Asset Management, Vaughan Nelson Investment Management, L.P and Diamond Hill Capital Management Inc. as sub-advisers to an allocated portion of the Fund, with such terminations becoming effective in late September or early October 2026.
Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at www.bridgebuildermutualfunds.com/literature or by contacting us at 1‑855‑823‑3611.

Updated Prospectus Phone Number	1‑855‑823‑3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
C000157146 [Member]
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Class Name	BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Trading Symbol	BBIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder International Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
Additional Information Phone Number	1‑855‑823‑3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder International Equity Fund	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 14.62% during the fiscal year ended June 30, 2026, underperforming its benchmark, the MSCI EAFE Index, which returned 20.23% for the same period.
The largest driver of relative underperformance came from individual stock exposure in consumer discretionary, financials and information technology.
Financials represented the Fund’s largest source of relative underperformance despite producing strong absolute returns. The portfolio maintained a lower average weighting in the banking sector than the benchmark, resulting in a meaningful opportunity cost as European and Japanese banks significantly outperformed.
Consumer discretionary detracted substantially from relative performance. Holdings in broadline retail, specialty retail, hotels, restaurants and leisure companies lagged benchmark constituents.
Within information technology, the overweight to IT services, the overweight to semiconductors & semiconductor equipment and individual stock selection in semiconductors detracted.
Despite the detraction from individual stock exposure in information technology, the overweight to that same sector was a contributor. However, this was not large enough to offset the negative detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the MSCI EAFE Index, an index representing the international developed equity markets.

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder International Equity Fund	14.62%	7.04%	9.35%

MSCI EAFE Index	20.23%	9.05%	9.66%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 25,515,078,000
Holdings Count | Holding	861
Advisory Fees Paid, Amount	$ 71,715,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total net assets (000s)	$25,515,078

Number of portfolio holdings	861

Portfolio turnover rate	39%

Advisory fees paid (000s)	$71,715

Holdings [Text Block]
Graphical Representation of Holdings*
Sector Allocation (% of Investments)
Country Allocation (% of Long-Term Investments)
Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

C000157147 [Member]
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER CORE PLUS BOND FUND
Class Name	BRIDGE BUILDER CORE PLUS BOND FUND
Trading Symbol	BBCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Core Plus Bond Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
Additional Information Phone Number	1‑855‑823‑3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Core Plus Bond Fund	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 4.76% during the fiscal year ended June 30, 2026, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 3.79% for the same period.
Bond market returns were positive but uneven during the fiscal year, as investors navigated shifting expectations for economic growth, inflation, monetary and fiscal policy, and heightened geopolitical risk. Most taxable fixed-income sectors generated gains despite periodic bouts of volatility.
After cutting its target policy rate three times in 2025’s second half, the U.S. Federal Reserve remained on hold in the first half of 2026, as inflation proved somewhat persistent and economic activity remained resilient. While markets periodically anticipated additional policy easing, uncertainty surrounding the inflation outlook and labor market kept interest-rate expectations volatile.
U.S. Treasury performance lagged many spread sectors during the fiscal year as longer-term yields moved higher amid concerns about government borrowing needs, fiscal deficits, and the outlook for growth and inflation. The Treasury yield curve continued its normalization, with the previously inverted curve steepening over the period.
Credit-sensitive sectors, including investment-grade corporates, high-yield bonds, and emerging-markets debt, generally outperformed government bonds. Strong corporate fundamentals and continued demand for yield supported credit markets, although spreads temporarily widened during periods of heightened macroeconomic and geopolitical uncertainty.
Securitized sectors, including mortgage-backed and asset-backed securities, benefited from their attractive income characteristics and generally resilient consumer and corporate balance sheets. These sectors continued to offer compelling relative value compared with similarly rated government securities.
The U.S. dollar experienced mixed performance against other currencies during the fiscal year. Dollar weakness relative to many emerging-markets currencies provided a tailwind for local-currency emerging-markets debt, while its strength compared to major developed-market currencies, such as the euro and Japanese yen, weighed on unhedged developed-markets debt.
Contributors to the Fund’s outperformance included its allocation to securitized sectors, particularly its overweight positions in agency mortgage-backed securities and securitized credit, as well as its exposure to local-currency and hard-currency emerging markets debt.
The Fund’s overweight duration position detracted modestly from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg U.S. Aggregate Bond Index, an index representing the overall United States investment-grade bond market.

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years
Bridge Builder Core Plus Bond Fund	4.76%	0.94%	2.51%

Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 48,177,715,000
Holdings Count | Holding	3,899
Advisory Fees Paid, Amount	$ 56,524,000
Investment Company Portfolio Turnover	415.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total net assets (000s)	$48,177,715

Number of portfolio holdings	3,899

Portfolio turnover rate	415%

Advisory fees paid (000s)	$56,524

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit Quality Allocation (% of Investments)**
*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent

NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Credit Quality Explanation [Text Block]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independentNRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
Credit Ratings Selection [Text Block]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”).
C000159840 [Member]
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER MUNICIPAL BOND FUND
Class Name	BRIDGE BUILDER MUNICIPAL BOND FUND
Trading Symbol	BBMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Municipal Bond Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
Additional Information Phone Number	1‑855‑823‑3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Municipal Bond Fund	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 6.32% during the fiscal year ended June 30, 2026, outperforming its benchmark, the Bloomberg Municipal 1‑15 Year Index, which returned 5.49% during the same period.
Municipal bond investors navigated a challenging market environment during the fiscal year as expectations for economic growth, inflation, monetary and fiscal policy, and geopolitical developments continued to evolve. Despite this uncertainty, municipal bonds generated solid returns across most sectors.
After reducing its target policy rate three times during the second half of 2025, the U.S. Federal Reserve remained on hold throughout the first half of 2026 as inflation remained somewhat persistent and economic activity proved resilient. Although markets periodically anticipated additional rate cuts, uncertainty surrounding the inflation outlook and labor market conditions contributed to volatility in interest rate expectations.
U.S. Treasury securities lagged many spread sectors during the fiscal year as longer-term yields moved higher amid concerns regarding government borrowing needs, fiscal deficits, and the outlook for economic growth and inflation. The Treasury yield curve continued to normalize, with the previously inverted curve steepening over the period.
In contrast, the municipal yield curve began the fiscal year relatively steep and flattened modestly as yields on longer-maturity bonds declined more than those on intermediate- and shorter-maturity bonds. Municipal bonds generally outperformed Treasuries as strong retail demand absorbed elevated new issuance.
The decline in municipal yields across the curve benefited longer-maturity bonds most, while shorter-maturity bonds lagged. Municipal credit spreads narrowed later in the period, supporting performance among A- and BBB-rated issues relative to higher-quality bonds. High-yield municipal bonds also benefited from spread tightening, although issuer-specific challenges led to performance dispersion within the sector.
The Fund’s overweight duration position and yield curve positioning, particularly its overweight allocation to longer-maturity bonds and underweight allocation to shorter-maturity bonds, were the primary contributors to relative performance. The Fund’s overweight exposure to mid-quality municipal bonds and modest allocation to lower-quality issues also contributed positively to results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg Municipal Bond Index, an index representing the overall applicable tax-exempt bond market, and to the Bloomberg Municipal 1-15 Year Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years
Bridge Builder Municipal Bond Fund	6.32%	1.51%	2.30%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%
Bloomberg Municipal 1‑15 Year Index	5.49%	1.33%	2.07%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 20,890,837,000
Holdings Count | Holding	5,785
Advisory Fees Paid, Amount	$ 19,969,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total net assets (000s)	$20,890,837

Number of portfolio holdings	5,785

Portfolio turnover rate	23%

Advisory fees paid (000s)	$19,969

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit Quality Allocation (% of Investments)**
State Allocation (% of Long-Term Investments)
*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Credit Quality Explanation [Text Block]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
Credit Ratings Selection [Text Block]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”).
C000235966 [Member]
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER TAX MANAGED LARGE CAP FUND
Class Name	BRIDGE BUILDER TAX MANAGED LARGE CAP FUND
Trading Symbol	BBTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Tax Managed Large Cap Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
Additional Information Phone Number	1‑855‑823‑3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed Large Cap Fund	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 16.37% during the fiscal year ended June 30, 2026, underperforming its benchmark, the S&P 500 Index, which returned 22.32% during the same period.
A significant portion of the Fund’s underperformance occurred during the second quarter of 2026, which accounted for more than 4% of the Fund’s relative shortfall for the fiscal year.
The second quarter of 2026 was characterized by exceptionally strong equity market performance, with the Index returning more than 15%. Market leadership was highly concentrated, with the technology sector generating more than two-thirds of the Index’s total return for the quarter.
Technology was also the only sector to outperform the broader Index during the period, underscoring the narrow nature of market leadership. This concentration in a limited group of technology stocks was the primary driver of the Fund’s relative underperformance during the quarter and, consequently, for the fiscal year.
The technology sector accounted for approximately 70% of the Fund’s underperformance during the fiscal year. The remainder was primarily attributable to cash holdings and overweight positions in sectors that significantly lagged technology, including financials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (June 1, 2022) to June 30, 2026. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000® Index, an index representing the overall United States equity market, and to the S&P 500 Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed Large Cap Fund	16.37%	16.20%
Russell 3000® Index	22.81%	17.26%
S&P 500 Index	22.32%	17.63%

Performance Inception Date	Jun. 01, 2022
No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 8,327,718,000
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 15,541,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total net assets (000s)	$8,327,718

Number of portfolio holdings	381

Portfolio turnover rate	35%

Advisory fees paid (000s)	$15,541

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

C000235967 [Member]
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Class Name	BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Trading Symbol	BBTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
Additional Information Phone Number	1‑855‑823‑3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed Small/Mid Cap Fund	$45	0.40%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 24.63% during the fiscal year ended June 30, 2026, underperforming its benchmark, the Russell 2500® Index, which returned 36.72% during the same period.
U.S. equity markets delivered strong gains across the market capitalization spectrum during the fiscal year, with small companies outperforming mid- and large-cap companies. Within the Russell 2500® Index, the technology sector outperformed other sectors, led by companies perceived to benefit from the artificial intelligence growth theme.
The largest driver of relative underperformance came from individual stock exposure in the information technology and health care industries. The Fund’s underweight to a single computing storage company that generated outsized gains during the period was responsible for much of its underperformance in technology.
Offsetting weakness elsewhere in the technology sector, the Fund’s overweight position and stock selection within the semiconductors industry were relative bright spots.
The Fund’s intentional overweight to mid-cap stocks relative to the index also detracted as mid-cap stocks underperformed small cap stocks.
From a style factor risk perspective, the Fund’s underweight to equity market risk and the momentum factor—the top performing risk factors over the period—served as a headwind during a favorable climate for risk-taking.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (June 1, 2022) to June 30, 2026. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000®Index, an index representing the overall United States equity market, and to the Russell 2500® Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed Small/Mid Cap Fund	24.63%	11.86%
Russell 3000® Index	22.81%	17.26%
Russell 2500® Index	36.72%	14.18%

Performance Inception Date	Jun. 01, 2022
No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 3,556,755,000
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 10,769,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total net assets (000s)	$3,556,755

Number of portfolio holdings	942

Portfolio turnover rate	71%

Advisory fees paid (000s)	$10,769

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

C000235968 [Member]
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Class Name	BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Trading Symbol	BBTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Tax Managed International Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
Additional Information Phone Number	1‑855‑823‑3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed International Equity Fund	$44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 18.90% during the fiscal year ended June 30, 2026, underperforming its benchmark, the MSCI EAFE Index, which returned 20.23% for the same period.
The largest source of underperformance came from the Fund’s exposure within health care, where both sector allocation and stock selection negatively impacted returns. Holdings in the medical equipment, biotechnology, and health care services industries lagged broader international markets. Several higher-quality growth-oriented health care businesses experienced valuation pressure during the period despite maintaining attractive long-term fundamentals.
An overweight allocation to, and individual stock selection within, professional services in the industrials sector also detracted from relative returns.
Contributing to relative returns was the underweight to communication services, the overweight to information technology and individual stock exposure in information technology. However, this was not large enough to offset the negative detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (June 1, 2022) to June 30, 2026. It compares the Fund’s return to a hypothetical $10,000 investment in the MSCI EAFE Index, an index representing the international developed equity markets.

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed International Equity Fund	18.90%	12.47%
MSCI EAFE Index	20.23%	14.12%

Performance Inception Date	Jun. 01, 2022
No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 2,828,430,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 8,819,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total net assets (000s)	$2,828,430

Number of portfolio holdings	478

Portfolio turnover rate	25%

Advisory fees paid (000s)	$8,819

Holdings [Text Block]
Graphical Representation of Holdings*
Sector Allocation (% of Investments)
Country Allocation (% of Long-Term Investments)
Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

C000241161 [Member]
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Class Name	BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Trading Symbol	BBMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Municipal High‑Income Bond Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
Additional Information Phone Number	1‑855‑823‑3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Municipal High-Income Bond Fund	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 9.32% during the fiscal year ended June 30, 2026, outperforming its benchmark, the Bloomberg Municipal 65% High-Grade/35% High Yield Index, which returned 7.03% during the same period.
Bond investors navigated an uncertain market climate during the period, amid shifting expectations for economic growth, inflation, monetary and fiscal policy, and heightened geopolitical risk. Despite the uncertainty, municipal bond sectors delivered healthy gains for the period.
After cutting its target policy rate three times in 2025’s second half, the U.S. Federal Reserve remained on hold in the first half of 2026, as inflation proved somewhat persistent and economic activity remained resilient. While markets periodically anticipated additional policy easing, uncertainty surrounding the inflation outlook and labor market kept interest-rate expectations volatile.
U.S. Treasury performance lagged many spread sectors during the fiscal year as longer-term yields moved higher amid concerns about government borrowing needs, fiscal deficits, and the outlook for growth and inflation. The Treasury yield curve continued its normalization, with the previously inverted curve steepening over the period.
Unlike the Treasury yield curve, the municipal bond yield curve began the period relatively steep and flattened somewhat as longer-maturity yields fell more than intermediate- and short‑maturity yields. Municipal bonds generally outperformed Treasuries, as strong retail demand for municipals overcame elevated supply.
Over the period, declining yields across the municipal bond yield curve generally supported positive returns, with long-maturity municipal securities benefiting more than short-maturity issues. Credit spread tightening later in the period contributed to stronger performance among A- and BBB-rated municipal securities relative to higher-quality issues. High-yield municipal bonds also benefited from spread tightening, although credit challenges affecting certain issuers resulted in performance dispersion across high-yield municipal funds.
The Fund’s security selection within revenue sectors, particularly utilities and transportation, contributed to positive excess returns relative to the benchmark.
The Fund’s interest rate positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (April 13, 2023) to June 30, 2026. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg Municipal Bond Index, an index representing the overall applicable tax-exempt bond market, and to the Bloomberg Municipal 65% High-Grade/35% High Yield Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	Since Inception (4/13/2023)

Bridge Builder Municipal High-Income Bond Fund	9.32%	5.46%

Bloomberg Municipal Bond Index	7.03%	3.10%

Bloomberg Municipal 65% High-Grade/35% High Yield Index	7.03%	3.91%

Performance Inception Date	Apr. 13, 2023
No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 6,453,410,000
Holdings Count | Holding	3,622
Advisory Fees Paid, Amount	$ 7,380,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total net assets (000s)	$6,453,410

Number of portfolio holdings	3,622

Portfolio turnover rate	34%

Advisory fees paid (000s)	$7,380

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit Quality Allocation (% of Investments)**
State Allocation (% of Long-Term Investments)
*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Credit Quality Explanation [Text Block]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
Credit Ratings Selection [Text Block]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”).